Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes Expenses [Line Items]
Corporate tax rate for trading income	12.50%	12.50%	12.50%
Italian [Member] | Top of Range [Member]
Provision for Income Taxes Expenses [Line Items]
Current tax rate	3.90%
Italian [Member] | Bottom of Range [Member]
Provision for Income Taxes Expenses [Line Items]
Current tax rate	0.92%
North Macedonia [Member]
Provision for Income Taxes Expenses [Line Items]
Corporate tax rate	10.00%